Quarterly Information - Schedule of Quarterly Information (Unaudited) (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information [Line Items]
Reduction in cost of goods sold							$ (14,182,215)	$ (15,325,386)	$ (19,255,904)
Non-cash gain related to noncontrolling interest adjustment and tax adjustments			$ 13,400
Charges related to legal settlements		$ 33,700
Net benefit related to fair value adjustments of segment assets		$ 11,100
Deferred state tax credit, Benefit						$ 9,300
Non-cash gain related to correction of tax balances					$ 10,200			$ 9,700	$ 13,200
Duferdofin Nucor S.r.l. [Member]
Quarterly Financial Information [Line Items]
Impairment charge against investment				$ 153,000
Raw Materials [Member]
Quarterly Financial Information [Line Items]
Property plant and equipment written down				$ 84,100
Change in Accounting Estimate [Member]
Quarterly Financial Information [Line Items]
Reduction in cost of goods sold	$ 83,000